May 5, 2025

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE: Fortitude Life Insurance & Annuity Company (“Depositor”)
Fortitude Life Insurance & Annuity Company Variable Account B (“Registrant”)
Definitive Filings Pursuant to Rule 497(j)
Investment Company Act No. 811-05438
Registration Nos.:
033-62793	333-96577
033-87010	333-150220
333-08853	333-152411
333-71654	333-236099
333-71672	333-252773
333-71834

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectus and Statement of Additional Information (“SAI”) included in each of the above-referenced Registration Statements, the form of Prospectus and SAI that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendments to the Registration Statements and

2.
The text of the most recent post-effective amendments has been filed with the Commission electronically on April 25, 2025.

Sincerely,

/s/ Richard E. Buckley
Richard E. Buckley

Richard E. Buckley
Senior Vice President and Assistant General Counsel
Fortitude Life Insurance & Annuity Company
Ten Exchange Place, Suite 2210
Jersey City, New Jersey 07302
T +1 (615) 981 8801
richard.buckley@fortitude-re.com